Business Combinations - Proforma Information (Details) - USD ($) $ in Thousands	3 Months Ended
	Mar. 31, 2020	Mar. 31, 2019
Business Combinations [Abstract]
Pro forma revenues, net	$ 265,341	$ 267,800
Pro forma net loss attributable to the Company's stockholders	$ (64,438)	$ (100,501)